Income taxes - Schedule of Breakdown For Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current taxes	€ (39,243)	€ (54,795)	€ (47,355)
Deferred taxes	(504)	21,362	11,553
Income taxes	€ (39,747)	€ (33,433)	€ (35,802)